Earnings Per Share - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Earnings Per Share [Line Items]
Options granted to purchase of common stock	104,444
Diluted effect		4,278
Restricted Stock [Member]
Earnings Per Share [Line Items]
Nonvested shares issued to members and directors	136,080	136,080
Performance Shares [Member]
Earnings Per Share [Line Items]
Nonvested shares issued to members and directors	98,441	98,441